Cover Page	Oct. 19, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 19, 2026
Entity Registrant Name	3M COMPANY
Entity File Number	1-3285
Entity Tax Identification Number	41-0417775
Entity Address, Address Line One	3M Center
Entity Address, City or Town	St. Paul
Entity Address, Postal Zip Code	55144-1000
City Area Code	651
Local Phone Number	733-1110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000066740
DELAWARE	DE
Entity Address, Address Line Two	Building 220-9E-02
Entity Address, State or Province	MN
NYSE Texas, Inc.
Document Information [Line Items]
Trading Symbol	MMM
Common Stock, Par Value $.01 Per Share | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	Common Stock, Par Value $.01 Per Share
Trading Symbol	MMM
Security Exchange Name	NYSE
Common Stock, Par Value $.01 Per Share | NYSE Texas, Inc.
Document Information [Line Items]
Title of 12(b) Security	Common Stock, Par Value $.01 Per Share
1.500% Notes due 2026 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2026
Trading Symbol	MMM26
Security Exchange Name	NYSE
1.750% Notes due 2030 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	1.750% Notes due 2030
Trading Symbol	MMM30
Security Exchange Name	NYSE
1.500% Notes due 2031 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2031
Trading Symbol	MMM31
Security Exchange Name	NYSE
Notes 3.500 Percent Due 2028 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	3.500% Notes due 2028
Trading Symbol	MMM28A
Security Exchange Name	NYSE
Notes 3.900 Percent Due 2031 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	3.900% Notes due 2031
Trading Symbol	MMM31A
Notes 4.100 Percent Due 2034 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	4.100% Notes due 2034
Trading Symbol	MMM34
Security Exchange Name	NYSE